GUARANTEES	12 Months Ended
Dec. 31, 2018
Guarantees [Abstract]
GUARANTEES
GUARANTEES

In the normal course of conducting business, we enter into agreements which indemnify third parties and affiliates. Examples include indemnifying counterparties pursuant to sale agreements for assets or businesses in matters such as breaches of representations, warranties or covenants, loss or damages to property, environmental liabilities, and litigation and contingent liabilities. We may indemnify third parties for certain liabilities relating to environmental matters arising from operations prior to the purchase or transfer of certain assets and interests. Similarly, we may indemnify the purchaser of assets for certain tax liabilities incurred while we owned the assets, a misrepresentation related to taxes that result in a loss to the purchaser or other certain tax liabilities related to those assets.
We may also be a party to agreements with subsidiaries, jointly owned entities, unconsolidated entities such as equity method investees, or entities with other ownership arrangements that require us to provide financial and performance guarantees. Financial guarantees include stand-by letters of credit, debt guarantees, surety bonds and indemnifications. To varying degrees, these guarantees involve elements of performance and credit risk, which are not included on our Consolidated Statements of Financial Position. Performance guarantees require us to make payments to a third party if the guaranteed affiliate entity does not perform on its contractual obligations, such as debt agreements, purchase or sale agreements, and construction contracts and leases. We typically enter into these arrangements to facilitate commercial transactions with third parties.
The likelihood of having to perform under these guarantees and indemnifications is largely dependent upon future operations of various subsidiaries, investees and other third parties, or the occurrence of certain future events. We cannot reasonably estimate the total maximum potential amounts that could become payable to third parties and affiliates under such agreements described above; however, historically, we have not made any significant payments under guarantee or indemnification provisions. While these agreements may specify a maximum potential exposure, or a specified duration to the guarantee or indemnification obligation, there are circumstances where the amount and duration are unlimited. The guarantees and indemnifications have not had, and are not reasonably likely to have, a material effect on our financial condition, changes in financial condition, earnings, liquidity, capital expenditures or capital resources.